Related party disclosures	12 Months Ended
Dec. 31, 2017
Disclosure Of Related Party Explanatory [Abstract]
Disclosure of related party [text block]
Note 9 Related party disclosures

9.1	Related party disclosures

Balances pending at period-end are not guaranteed, accrue no interest and are settled in cash. No guarantees have been delivered or received for trade and other receivables due from related parties or trade and other payables due to related parties
.

9.2	Detailed identification of the link between the Parent and subsidiary

As of December 31, 2017 and December 31, 2016, the detail of entities that are related parties of the SQM S.A. Group is as follows:

Tax ID No.	Name	Country of origin	Functional currency	Nature
Foreign	Nitratos Naturais Do Chile Ltda.	Brazil	US$	Subsidiary
Foreign	Nitrate Corporation Of Chile Ltd.	United Kingdom	US$	Subsidiary
Foreign	SQM North America Corp.	United States	US$	Subsidiary
Foreign	SQM Europe N.V.	Belgium	US$	Subsidiary
Foreign	Soquimich S.R.L. Argentina	Argentina	US$	Subsidiary
Foreign	Soquimich European Holding B.V.	The Netherlands	US$	Subsidiary
Foreign	SQM Corporation N.V.	The Netherlands	US$	Subsidiary
Foreign	SQI Corporation N.V.	The Netherlands	US$	Subsidiary
Foreign	SQM Comercial De México S.A. de C.V.	Mexico	US$	Subsidiary
Foreign	North American Trading Company	United States	US$	Subsidiary
Foreign	Administración y Servicios Santiago S.A. de C.V.	Mexico	US$	Subsidiary
Foreign	SQM Peru S.A.	Peru	US$	Subsidiary
Foreign	SQM Ecuador S.A.	Ecuador	US$	Subsidiary
Foreign	SQM Nitratos Mexico S.A. de C.V.	Mexico	US$	Subsidiary
Foreign	SQMC Holding Corporation L.L.P.	United States	US$	Subsidiary
Foreign	SQM Investment Corporation N.V.	The Netherlands	US$	Subsidiary
Foreign	SQM Brasil Limitada	Brazil	US$	Subsidiary
Foreign	SQM France S.A.	France	US$	Subsidiary
Foreign	SQM Japan Co. Ltd.	Japan	US$	Subsidiary
Foreign	Royal Seed Trading Corporation A.V.V.	Aruba	US$	Subsidiary
Foreign	SQM Oceania Pty Limited	Australia	US$	Subsidiary
Foreign	Rs Agro-Chemical Trading Corporation A.V.V.	Aruba	US$	Subsidiary
Foreign	SQM Indonesia S.A.	Indonesia	US$	Subsidiary
Foreign	SQM Virginia L.L.C.	United States	US$	Subsidiary
Foreign	SQM Italia SRL	Italy	US$	Subsidiary
Foreign	Comercial Caiman Internacional S.A.	Panamá	US$	Subsidiary
Foreign	SQM Africa Pty. Ltd.	South Africa	US$	Subsidiary
Foreign	SQM Colombia SAS	Colombia	US$	Subsidiary
Foreign	SQM Lithium Specialties LLC	United States	US$	Subsidiary
Foreign	SQM Iberian S.A.	Spain	US$	Subsidiary
Foreign	SQM Agro India Pvt. Ltd.	India	US$	Subsidiary
Foreign	SQM Beijing Commercial Co. Ltd.	China	US$	Subsidiary
Foreign	SQM Thailand Limited	Thailand	US$	Subsidiary
Foreign	SQM Australia PTY	Australia	Australian dollar	Subsidiary
Foreign	SACAL S.A.	Argentina	Argentine peso	Subsidiary
96,801,610-5	Comercial Hydro S.A.	Chile	US$	Subsidiary
96,651,060-9	SQM Potasio S.A.	Chile	US$	Subsidiary
96,592,190-7	SQM Nitratos S.A.	Chile	US$	Subsidiary
96,592,180-K	Ajay SQM Chile S.A.	Chile	US$	Subsidiary

As of December 31, 2017 and December 31, 2016, the detail of entities that are related parties of the SQM S.A: Group is as follows:

Tax ID No.	Name	Country of origin	Functional currency	Nature
86,630,200-6	SQMC Internacional Ltda.	Chile	Chilean peso	Subsidiary
79,947,100-0	SQM Industrial S.A.	Chile	US$	Subsidiary
79,906,120-1	Isapre Norte Grande Ltda.	Chile	Chilean peso	Subsidiary
79,876,080-7	Almacenes y Depósitos Ltda.	Chile	Chilean peso	Subsidiary
79,770,780-5	Servicios Integrales de Tránsitos y Transferencias S.A.	Chile	US$	Subsidiary
79,768,170-9	Soquimich Comercial S.A.	Chile	US$	Subsidiary
79,626,800-K	SQM Salar S.A.	Chile	US$	Subsidiary
78,053,910-0	Proinsa Ltda.	Chile	Chilean peso	Subsidiary
76,534,490-5	Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	Chile	Chilean peso	Subsidiary
76,425,380-9	Exploraciones Mineras S.A.	Chile	US$	Subsidiary
76,064,419-6	Comercial Agrorama Ltda.	Chile	Chilean peso	Subsidiary
76,145,229-0	Agrorama S.A.	Chile	Chilean peso	Subsidiary
76,359,919-1	Orcoma Estudios SPA	Chile	US$	Subsidiary
76,360,575-2	Orcoma SPA	Chile	US$	Subsidiary
76,686,311-9	SQM MaG SpA	Chile	US$	Subsidiary
Foreign	Abu Dhabi Fertilizer Industries WWL	Arab Emirates	Arab Emirates dirham	Associate
Foreign	Doktor Tarsa Tarim Sanayi AS	Turkey	Turkish lira	Associate
Foreign	Ajay North America	United States	US$	Associate
Foreign	Ajay Europe SARL	France	Euro	Associate
Foreign	SQM Eastmed Turkey	Turkey	Euro	Associate
Foreign	Charlee SQM Thailand Co. Ltd.	Thailand	Thai baht	Associate
Foreign	Kore Potash Ltd.	Australia	US$	Associate
Foreign	Sichuan SQM Migao Chemical Fertilizers Co Ltda.	China	US$	Joint venture
Foreign	Coromandel SQM India	India	Indian rupee	Joint venture
Foreign	SQM Vitas Fzco.	Arab Emirates	Arab Emirates dirham	Joint venture
Foreign	SQM Star Qingdao Corp Nutrition Co., Ltd.	China	US$	Joint venture
Foreign	SQM Vitas Holland B.V.	Dutch Antilles	Euro	Joint venture
Foreign	Kowa Company Ltd.	Japan	US$	Joint control
Foreign	Minera Exar S.A.	Argentina	US$	Joint control
96,511,530-7	Sociedad de Inversiones Pampa Calichera	Chile	US$	Joint control
96,529,340-k	Norte Grande S.A.	Chile	Chilean peso	Other related parties
79,049,778-9	Callegari Agricola S.A.	Chile	Chilean peso	Other related parties
Foreign	Coromandel Internacional	India	Indian rupee	Other related parties
Foreign	Vitas Roullier SAS	France	Euro	Other related parties
Foreign	SQM Vitas Brazil Agroindustria	Brazil	US$	Other related parties
Foreign	SQM Vitas Peru S.A.C.	Peru	US$	Other related parties
Foreign	SQM Vitas Plantacote B.V	Dutch Antilles	Euro	Other related parties
Foreign	Terra Tarsa B.V..	Holland	Euro	Other related parties
Foreign	Plantacote N.V	Belgium	Euro	Other related parties
Foreign	Doktolab Tarim Arastima San. Tic As	Turkey	Turkish Lira	Other related parties
Foreign	Terra Tarsa Ukraine LLC	Ukraine	Ukrainian Grivna	Other related parties
Foreign	Terra Tarsa Don LLC	Russian Federation	Russian ruble	Other related parties

9.3	Detail of related parties and related party transactions

Transactions between the Parent and its subsidiaries, associated businesses, joint ventures and other related parties are part of the Company's common transactions. Their conditions are those customary for this type of transactions in respect of terms and market prices. In addition, these have been eliminated in consolidation and are not detailed in this note.

Maturity terms for each case vary by virtue of the transaction giving rise to them.

As of December 31, 2017 and December 31, 2016, the detail of significant transactions with related parties is as follows:

Tax ID No.	Company	Nature	Country of origin	Transaction	12/31/2017	12/31/2016	12/31/2015
					ThUS$	ThUS$	ThUS$
Foreign	Doktor Tarsa Tarim Sanayi As	Associate	Turkey	Sale of products	17,538	11,619	17,842
Foreign	Ajay Europe S,A.R.L.	Associate	France	Sale of products	15,706	17,977	23,545
Foreign	Ajay Europe S.A.R.L.	Associate	France	Dividends	969	1,338	1,748
Foreign	Ajay North America LLC.	Associate	United States	Sale of products	13,206	12,865	15,618
Foreign	Ajay North America LLC.	Associate	United States	Dividends	1,123	2,605	5,185
Foreign	Abu Dhabi Fertilizer Industries WWL	Associate	United Arab Emirates	Sale of products	4,351	8,312	7,902
Foreign	Charlee SQM Thailand Co. Ltd.	Associate	Thailand	Sale of products	5,102	3,798	5,557
Foreign	Charlee SQM Thailand Co. Ltd.	Associate	Thailand	Dividends	-	-	296
77,557,430-5	Sales de Magnesio Ltda.	Associate	Chile	Sale of products	45	-	1,187
77,557,430-5	Sales de Magnesio Ltda.	Associate	Chile	Dividends	-	-	286
77,557,430-5	Sales de Magnesio Ltda.	Associate	Chile	Sale of services	-	-	34
Foreign	Kowa Company Ltd.	Other related parties	Japan	Sale of products	132,495	91,678	62,543
Foreign	Kowa Company Ltd.	Other related parties	Japan	Services received	-	-	(933)
Foreign	SQM Vitas Brasil Agroindustria	Joint control or significant influence	Brazil	Sale of products	31,137	17,686	32,019
Foreign	SQM Vitas Peru S.A.C.	Joint control or significant influence	Peru	Sale of products	23,058	22,090	34,586
Foreign	SQM Vitas Fzco.	Joint venture	United Arab Emirates	Sale of products	85	965	1,060
Foreign	Sichuan SQM Migao Chemical Fertilizers Co Ltda.	Joint venture	China	Sale of products	-	9,950	22,624
Foreign	Sichuan SQM Migao Chemical Fertilizers Co Ltda.	Joint venture	China	Sale of services	252	257	-
Foreign	Coromandel SQM India	Joint venture	India	Sale of products	8,011	4,630	4,012
Foreign	SQM Vitas Spain	Joint venture	Spain	Sale of products	-	5,528	8,587
Foreign	SQM Vitas Plantacote B.V.	Joint venture	Netherlands	Sale of products	-	49	27
Foreign	SQM Star Qingdao Corp Nutrition Co., Ltd.	Joint venture	China	Sale of products	200	166	-
Foreign	SQM Vitas Holland B.V.	Joint venture	Holland	Sale of products	-	634	-
79.049.778-9	Callegari Agrícola S.A.	Other related parties	Chile	Sale of products	210	44	-
Foreign	Minera Exar S.A.	Joint venture	Argentina	Loans	11,000	-	-
Foreign	Terra Tarsa Ukraine LLC	Associate	Turkey	Sale of services	1,218	-	-
Foreign	Terra Tarsa Don LLC	Joint venture	Russian Federation	Sale of products	423	-	-
Foreing	Plantacote N.V.	Associate	Belgium	Sale of products	2,108	-	-

9.4	Trade receivables due from related parties, current:

Tax ID N°	Company	Nature	Country of origin	Currency	12/31/2017	12/31/2016
					ThUS$	ThUS$
Foreign	Charlee SQM Thailand Co. Ltd.	Associate	Thailand	US$	1,204	1,315
Foreign	Ajay Europe S.A.R.L.	Associate	France	Euro	4,689	3,801
Foreign	Ajay North America LLC.	Associate	United States	US$	2,005	3,095
Foreign	Abu Dhabi Fertilizer Industries WWL	Associate	United Arab Emirates	Arab Emirates dirham	73	764
Foreign	Kowa Company Ltd.	Jointly controlled entity	Japan	US$	5,008	34,377
96,511,530-7	Soc.de Inversiones Pampa Calichera	Jointly controlled entity	Chile	US$	6	6
Foreign	SQM Vitas Brasil Agroindustria	Joint venture	Brazil	US$	17,293	9,580
Foreign	SQM Vitas Peru S.A.C.	Joint venture	Peru	US$	13,766	13,318
Foreign	Coromandel SQM India	Joint venture	India	Indian rupee	3,804	1,177
Foreign	Sichuan SQM Migao Chemical Fertilizers Co Ltda.	Joint venture	China	US$	-	14,547
79,049,778-9	Callegari Agrícola S.A.	Other related parties	Chile	Ch$	-	41
Foreign	SQM Vitas Fzco.	Joint venture	United Arab Emirates	Arab Emirates dirham	-	97
Foreign	SQM Vitas Plantacote B.V.	Joint venture	Holland	Euro	-	91
Foreign	SQM Star Qingdao Corp Nutrition Co., Ltd.	Joint venture	China	US$	50	48
Foreign	Plantacote N.V.	Associate	Belgium	Euro	190	2
Foreign	Terra Tarsa Don LLC	Associate	Russian Federation	Russian ruble	44
Foreign	Minera Exar S.A.	Joint venture	Argentina	US$	11,000	-
Total					59,132	82,259

9.5	Trade payables due to related parties, current:

Tax ID			Country of
No.	Company.	Nature	origin	Currency	12/31/2017	12/31/2016
					ThUS$	ThUS$
Foreign	Doktor Tarsa Tarim Sanayi AS	Associate	Turkey	YTL	11	7
Foreign	Terra Tarsa Ukraine LLC	Other related parties	Ukraine	Ukrainian Grivna	7	-
Foreign	SQM Star Qingdao Corp Nutrition Co., Ltd.	Joint venture	China	US$	725	-
Foreign	Sichuan SQM Migao Chemical Fertilizers Co Ltda.	Joint venture	China	US$	584	-
Foreign	SQM Vitas Fzco.	Joint venture	United Arab Emirates	Arab Emirates dirham	38	-
Current Total					1,365	7

9.6	Board of Directors and Senior Management

1)       Board of directors

SQM S.A. is managed by a Board of Directors which is composed of 8 regular directors, 2 of whom are independent directors, who are elected for a three-year period. The present Board of Directors was elected by the shareholders at the Ordinary Shareholders' Meeting of April 28, 2017.

As of December 31, 2017, the Company has the following Committees:

-
Directors’ Committee: composed of Juan Gerardo Jofré Miranda, Fernando Massú Taré and Joanne L. Boyes. Such Committee performs the duties contained in Article 50 bis of Law No. 18.046, the Chilean “Securities Act”.

-	Health, Safety and Environmental Matters Committee: composed of Arnfinn F. Prugger, Gonzalo Guerrero Y. and Hernán Büchi Buc.

-	Corporate Governance Committee: composed of Robert A. Kirkpatrick, Hernán Büchi Buc and Juan Gerardo Jofré Miranda.

During the periods covered by these financial statements, there are no pending balances receivable and payable between the Company, its directors or members of Senior Management, other than those related to remuneration, fee allowances and profit-sharing. In addition, there were no transactions conducted between the Company, its directors or members of Senior Management.

2)	Directors’ Compensation

Directors’ compensation is detailed as follows:

a)
The payment of a fixed, gross and monthly amount of four hundred UF in favor of the Chairman of the Board of Directors of SQM S.A. and of two hundred UF in favor of the remaining seven Directors of SQM S.A. and regardless of the number of Board of Directors’ Meetings held or not held during the related month.

b)
A payment in domestic currency in favor of the Chairman of the Company’s Board of Directors consisting of a variable and gross amount equivalent to
0.15
% of profit for the period effectively earned by the Company during the 2017 fiscal year.

c)
A payment in domestic currency in favor of each Company’s directors excluding the Chairman of the Board, consisting of a variable and gross amount equivalent to
0.06
% of profit for the period effectively earned by the Company during the 2017 fiscal year.

d)
The fixed and variable amounts indicated above cannot be altered and those expressed in percentages will be paid after the related General Shareholders’ Meeting of SQM S.A. approves the Balance Sheet, Financial Statements, Annual Report, the Account Inspectors’ Report and Independent Auditor’s Report of SQM S.A. for the commercial year ended December 31, 2017.

e)
The amounts expressed in UF will be paid in accordance with the value determined by the Chilean Superintendence of Banks and Financial Institutions (SBIF), the Central Bank of Chile (Banco Central de Chile) or another relevant institution replacing them during the last day of the calendar year applicable. The amounts reflected in or referred to in U.S. dollars will be converted to Chilean pesos and paid in Chilean pesos in accordance with the exchange rate in force when the dividend for the 2017 fiscal year is paid.

f)	Therefore, the remunerations and profit sharing paid to members of the Board of Directors and Audit Committee during 2017 amount to ThUS$ 3,231 (ThUS$ 2,292 as of December 31, 2016).

3)	Directors’ Committee

The remuneration of the Directors Committee comprises:

a)
The payment of a fixed, gross and monthly amount of UF
75
in favor of each of the 3 directors that are members of the Directors’ Committee, regardless of the number of meetings of the Directors’ Committee that have or have not been held during the month concerned.

b)
The payment in domestic currency and in favor of each of the 3 directors of a variable and gross amount equivalent to
0.02
% of total net profit that the Company effectively obtains during the 2017 fiscal year.

c)
The fixed and variable amounts indicated above cannot be altered and those expressed in percentages will be paid after the related General Shareholders’ Meeting of SQM S.A. approves the Balance Sheet, Financial Statements, Annual Report, the Account Inspectors’ Report and Independent Auditor’s Report of SQM S.A. for the commercial year ended December 31, 2017.

d)
The amounts expressed in UF will be paid in accordance with the value determined by the Chilean Superintendence of Banks and Financial Institutions (SBIF), the Central Bank of Chile (Banco Central de Chile) or another relevant institution replacing them during the last day of the calendar year applicable. The amounts reflected in or referred to in U.S. dollars will be converted to Chilean pesos and paid in Chilean pesos in accordance with the exchange rate in force when the dividend for the 2017 fiscal year is paid.

4)	Health, Safety and Environmental Matters Committee:

The remuneration for this committee is composed of the payment of a fixed, gross and monthly amount of UF
50
for each of the 3 Directors on the committee, regardless of the number of meetings it has held.

5)	Corporate Governance Committee

The remuneration for this committee is composed of the payment of a fixed, gross and monthly amount of UF
50
for each of the 3 Directors on the committee regardless of the number of meetings it has held.

6)	No guarantees have been constituted in favor of the directors.

7)	Senior management compensation:

a)
As of December 31, 2017, the global compensation paid to the
115
main executives amounts to ThUS$
27,367
and the global compensation paid to the
105
main executives as of December 31, 2016 amounted to ThUS$
20,439
. This includes monthly fixed salary and variable performance bonuses.

b)
SQM S.A. has an annual bonus plan based on goal achievement and individual contribution to the Company’s results. These incentives are structured as a minimum and maximum number of gross monthly salaries and are paid once a year.

c)	The Company also has retention bonuses for its executives. The value of these bonuses is linked to the Company's stock price and is payable in cash during the first quarter of 2021 (see Note 16).

8)	No guarantees have been constituted in favor of the Company’s management.

9)
The Company’s Managers and Directors do not receive or have not received any benefit during the period ended December 31, 2017 and the year ended December 31, 2016 or compensation for the concept of pensions, life insurance, paid time off, profit sharing, incentives, or benefits due to disability other than those mentioned in the preceding points.

9.7       Key management personnel compensation

As of December 31, 2017, there are 115 people occupying key management personnel posts (there were 105 as of December 31, 2016).

	12/31/2017	12/31/2016
	ThUS$	ThUS$

Key management personnel compensation (1)	27,367	20,439

(1)	Corresponds to a number of executives (see Note 9.7 6) b).